Submission	Oct. 15, 2025
Submission [Line Items]
Central Index Key	0001423902
Registrant Name	WESTERN MIDSTREAM PARTNERS, LP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A